Average Annual Total Returns - Class A C Shares - Alger Focus Equity Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes Since Inception	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares Since Inception	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes Since Inception	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Dec. 31, 2012	38.02%	20.39%	19.56%	35.70%	19.29%	18.84%	23.53%	16.32%	16.34%	Dec. 31, 2012	43.58%	20.77%	19.46%	38.49%	21.00%	19.42%